leases	6 Months Ended
Jun. 30, 2022
leases
leases
19	leases

Maturity analyses of lease liabilities are set out in Note 4(b) and Note 26(h); the period interest expense in respect thereof is set out in Note 9. The additions to, the depreciation charges for, and the carrying amounts of, right-of-use lease assets are set out in Note 17. We have not currently elected to exclude low-value and short-term leases from lease accounting.

		Three months		Six months
Periods ended June 30 (millions)	Note	2022	2021	2022	2021
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues		$5	$4	$9	$12
Other sublet revenue included in other income	7	$2	$1	$3	$2
Lease payments		$143	$140	$282	$280